As filed with the Securities and Exchange Commission on August 22, 2019
1933 Act Registration No. 333-138190
1940 Act Registration No. 811-08517
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 50
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 682
Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)
Lincoln ChoicePlus AssuranceSM (A Share/Class)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on August 26, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N
ChoicePlusSM II Product Suite
ChoicePlus AssuranceSM A Share, ChoicePlus AssuranceSM B Share
ChoicePlus AssuranceSM Bonus, ChoicePlus AssuranceSM C Share
ChoicePlus AssuranceSM L Share, ChoicePlus AssuranceSM Series
ChoicePlus AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Rollover
ChoicePlusSM Signature, ChoicePlusSM Advisory

Supplement dated August 22, 2019 to the Prospectus dated May 1, 2019

This supplement outlines important changes that become effective on and after September 16, 2019. These changes are related to:

a) Investment options; and
b) Investment Requirements for Living Benefit Riders.

All other provisions in your prospectus remain unchanged. This supplement is for informational purposes only and requires no action on your part.

Fund Additions – The following funds are available as new investment options beginning September 16, 2019:

•	Franklin Allocation VIP Fund (Class 4)
•	Putnam VT Equity Income Fund (Class IB)

Fund Expenses - The following table reflects the expenses charged by the funds (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)
Franklin Allocation VIP Fund (Class 4)	0.55%	0.00%	0.03%	0.03%	0.61%
Putnam VT Equity Income Fund (Class IB)	0.47%	0.25%	0.11%	0.00%	0.83%

Investments of the Variable Account – Description of the Funds.  The following funds are added to the prospectus. More detailed information may be obtained from the current fund prospectus, which you should read carefully. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): To seek capital growth and current income.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 16, 2019 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your contract may not include certain older versions of Investment Requirements that are discussed in this supplement. Additionally, your contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016 (October 3, 2016 for existing contractowners). The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 80% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after October 5, 2015 and prior to August 29, 2016 (October 3, 2016 for existing Contractowners). The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased prior to October 5, 2015. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements – Option 2. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 75% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following change applies to Investment Requirements – Option 1. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are considered Non-Limited Subaccounts.

Please retain this supplement for future reference.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

ChoicePlus AssuranceSM A Class
ChoicePlus AssuranceSM B Class
ChoicePlusSM Fusion

Supplement dated August 22, 2019 to the Prospectus dated May 1, 2019

This supplement outlines important changes that become effective on and after September 16, 2019. These changes are related to:

a) Investment options; and
b) Investment Requirements for Living Benefit Riders.

All other provisions in your prospectus remain unchanged. This supplement is for informational purposes only and requires no action on your part.

Fund Additions – The following funds are available as new investment options beginning September 16, 2019:

•	Franklin Allocation VIP Fund (Class 4)
•	Putnam VT Equity Income Fund (Class IB)

Fund Expenses - The following table reflects the expenses charged by the funds (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)
Franklin Allocation VIP Fund (Class 4)	0.55%	0.00%	0.03%	0.03%	0.61%
Putnam VT Equity Income Fund (Class IB)	0.47%	0.25%	0.11%	0.00%	0.83%

Investments of the Variable Account – Description of the Funds.  The following funds are added to the prospectus. More detailed information may be obtained from the current fund prospectus, which you should read carefully. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.
•	Franklin Allocation VIP Fund (Class 4): To seek capital appreciation.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Putnam VT Equity Income Fund (Class IB): To seek capital growth and current income.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 16, 2019 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your contract may not include certain older versions of Investment Requirements that are discussed in this supplement. Additionally, your contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for other Living Benefit Riders. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 70% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements – Option 2. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are added to the list of funds that cannot exceed 75% of your Contract Value. The Franklin Allocation VIP Fund is added to the list of funds among which you may allocate 100% of your Contract Value.

The following change applies to Investment Requirements – Option 1. The Franklin Allocation VIP Fund and Putnam VT Equity Income Fund are considered Non-Limited Subaccounts.

Please retain this supplement for future reference.

PART A

The prospectuses for the ChoicePlus Assurance (A Share) and ChoicePlus Assurance (A Class) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.

PART B

The Statement of Additional Information for the ChoicePlus Assurance (A Share) and ChoicePlus Assurance (A Class) variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
2. Part B
The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
Statement of Assets and Liabilities - December 31, 2018
Statement of Operations - Year ended December 31, 2018
Statements of Changes in Net Assets - Years ended December 31, 2018 and 2017
Notes to Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
Consolidated Balance Sheets - Years ended December 31, 2018 and 2017
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2018, 2017 and 2016
Consolidated Statements of Cash Flows - Years ended December 31, 2018, 2017 and 2016
Notes to Consolidated Financial Statements - December 31, 2018
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.
(2) None
(3)(a) Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Annuity Contract (30070-A 8/03) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-138190) filed on October 25, 2006.
(b) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(c) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(d) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.
(e) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.

(f) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(g) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(h) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(i) EGMDB prorate Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(j) GOP prorate Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.
(k) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.
(l) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36136) filed on April 4, 2006.
(m) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(n) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(o) Contract Benefit Data for Account Value Death Benefit (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(p) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(q) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(r) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(s) Variable Annuity Rider (32793 5/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333-36304) filed on June 7, 2006.
(t) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(u) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(v) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(w) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(x) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(y) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(z) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(aa) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(bb) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(cc) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(dd) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ee) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(ff) Long-Term Care Benefits Rider (AR 518 3/10 Level) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(gg) Long-Term Care Benefits Rider (AR 519 3/10 Growth) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(hh) Contract Amendment for LTC Benefits (AA 531 3/10) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(ii) LTC Fixed Account Rider (AR 532) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(jj) LTC Benefit Specifications (AS 533) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(kk) Long-Term Care Coverage Endorsement (AE 517) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-138190) filed on December 22, 2010.
(ll) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(mm) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(nn) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-181616) filed on April 8, 2015.
(oo) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(pp) Variable Annuity Living Benefits Rider (AR-600) (Lincoln Max 6 SelectSM Advantage) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 333-135039) filed on April 7, 2017.
(qq) Variable Annuity Living Benefits Rider (Market Select Advantage/LINC 2.0) (AR-607) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(rr) Guaranteed Income Later Rider (4LATER Select Adv) (AR-547 03/18) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-214143) filed on June 4, 2018.
(ss) Variable Annuity Living Benefits Rider (IRA Income Plus – AR-600) incorporated herein by reference to Post-Effective Amendment No. 71 (File No. 333-40937) filed on February 7, 2019.
(tt) Variable Annuity Living Benefit Rider (Wealth Pass - AR-623) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-212681) filed on June 25, 2019.
(5)(a) Application (CPAA 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(b) Application for Fee-based version (CPAAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 25, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7)(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.

(ii) Amendment No. 4 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 5 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(iv) Amendment No. 6 to the Automatic Indemnity Reinsurance Agreement between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 62 (File No. 033-26032) filed on April 24, 2019.
(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.
(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.
(ii) Amendment No. 3 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 69 (File No. 333-40937) filed on April 11, 2018.
(iii) Amendment No. 4 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(iv) Amendment No. 5 to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. filed herein.
(c) Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 72 (File No. 333-40937) filed on April 16, 2019.
(i) Amendment No. 1 to the Fourth Amended and Restated Reinsurance Agreement between The Lincoln National Life Insurance Company and Union Hamilton Reinsurance, LTD incorporated herein by reference to Post-Effective Amendment No. 74 (File No. 333-40937) filed on August 22, 2019.
(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AIM (Invesco) Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015; amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-193272) filed on June 4, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-186894) filed on February 9, 2018.
(iii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iv) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(v) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(vi) BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(vii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(viii) Deutsche DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ix) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(x) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-193272) filed on April 13, 2016.
(xi) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xii) Goldman Sachs Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xiii) JPMorgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xiv) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(xvi) Lord Abbett Series Fund incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xvii) MFS Variable Insurance Trust I, II and III incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015; amendments incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(xviii) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xix) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(xx) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(xxi) Universal Institutional Funds, Inc./Morgan Stanley incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) ALPS Variable Investment Trust incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-193272) filed on April 28, 2015.
(iii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(iv) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(vi) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(vii) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(viii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(xi) Oppenheimer Variable Account Funds incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-138190) filed on April 7, 2009.
(xii) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(c) Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(9) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-138190) filed on July 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(b) Power of Attorney – Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 48 (File No. 333-138190) filed on April 18, 2019.
(11) Not applicable
(12) Not applicable
(13) Lincoln National Corporation Organizational Chart incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-222786) filed on May 14, 2018.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer, and Director
Randal J. Freitag*	Executive Vice President, Chief Financial Officer, and Director
Wilford H. Fuller*	Executive Vice President and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
Dennis R. Glass*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President, Chief Accounting Officer, and Controller
Leon E. Roday*	Executive Vice President, General Counsel and Director
Keith J. Ryan**	Vice President and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13 above: Lincoln National Corporation Organizational Chart.
Item 27. Number of Contractowners
As of May 31, 2019 there were 380,548 contract owners under Account N.

Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Wilford H. Fuller*	President, Chief Executive Officer and Director
Christopher A. Giovanni*	Senior Vice President and Treasurer
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Senior Vice President and Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 50 to the registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 22nd day of August, 2019.
Lincoln Life Variable Annuity Account N (Registrant) Lincoln ChoicePlus AssuranceSM (A Share/Class)
By:	/s/ Delson R. Campbell Delson R. Campbell Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Michelle L. Grindle Michelle L. Grindle (Signature-Officer of Depositor) Assistant Vice President, The Lincoln National Life Insurance Company (Title)
(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on August 22, 2019.

Signature	Title
*/s/ Dennis R. Glass Dennis R. Glass	President and Director (Principal Executive Officer)
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*/s/ Leon E. Roday Leon E. Roday	Executive Vice President, General Counsel and Director
*/s/ Wilford H. Fuller Wilford H. Fuller	Executive Vice President and Director
*/s/ Keith J. Ryan Keith J. Ryan	Vice President and Director
*By: /s/ Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney